Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party [Abstract]
Disclosure of compensation of key management personnel

Compensation of Key Management Personnel
	2023	2022	2021
	£000	£000	£000
Short-term employee benefits[1,2]	13,003	13,487	13,678
Post-employment benefits	29	69	46
Other long-term employee benefits	1,081	1,152	1,378
Share-based payments	4,699	4,234	4,331
Year ended 31 Dec	18,812	18,942	19,433
1    Includes fees paid to non-executive Directors.
2 2023 includes payment of £30,000 (2022: £600,000) relating to compensation for loss of employment.
Disclosure of transactions and balances during the year with associates and joint ventures

Advances and credits, guarantees and deposit balances during the year with Key Management Personnel
	2023		2022
	Balance at 31 Dec	Highest amounts outstanding during year[2]	Balance at 31 Dec	Highest amounts outstanding during year
	£m	£m	£m	£m
Key Management Personnel[1]
Advances and credits	—	—	—	—
Deposits	27	83	21	32
1    Includes close family members and entities which are controlled or jointly controlled by KMP of the bank or their close family members.
2    Exchange rate applied for non-GBP amounts is the average for the year.

The group’s transactions and balances during the year with HSBC Holdings plc and subsidiaries of HSBC Holdings plc
	2023				2022
	Due to/from HSBC Holdings plc		Due to/from subsidiaries of HSBC Holdings plc		Due to/from HSBC Holdings plc		Due to/from subsidiaries of HSBC Holdings plc
	Highest balance during the year	Balance at 31 Dec	Highest balance during the year	Balance at 31 Dec	Highest balance during the year	Balance at 31 Dec	Highest balance during the year	Balance at 31 Dec
	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Trading assets	75	10	2,883	78	62	17	7,074	848
Derivatives	7,495	4,767	27,928	23,035	7,196	5,714	39,341	27,473
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	5	5	26	26	6	5	28	25
Loans and advances to banks	—	—	5,633	4,434	—	—	6,237	5,585
Loans and advances to customers	211	—	571	408	183	—	496	424
Financial investments	194	194	—	—	154	136	—	—
Reverse repurchase agreements – non-trading	—	—	14,561	13,538	—	—	6,150	4,341
Prepayments, accrued income and other assets	62	4	12,146	6,961	1,263	21	11,591	8,389
Total related party assets at 31 Dec	8,042	4,980	63,748	48,480	8,864	5,893	70,917	47,085
Liabilities
Trading liabilities	83	79	1,239	1,196	45	21	522	91
Financial liabilities designated at fair value	594	571	242	8	1,162	593	—	—
Deposits by banks	—	—	6,230	2,073	—	—	6,034	3,310
Customer accounts	6,601	5,508	1,999	1,999	6,202	4,315	3,149	1,551
Derivatives	2,824	2,062	32,126	23,373	4,345	2,680	43,384	30,997
Subordinated liabilities	14,444	13,902	—	—	12,115	12,115	—	—
Repurchase agreements – non-trading	—	—	9,983	8,187	—	—	5,811	5,738
Provisions, accruals, deferred income and other liabilities	4,966	3,090	8,915	8,913	3,357	3,161	10,816	4,864
Total related party liabilities at 31 Dec	29,512	25,212	60,734	45,749	27,226	22,885	69,716	46,551
Guarantees and commitments	—	—	6,218	4,335	—	—	4,762	3,383

HSBC Bank plc routinely enters into related party transactions with other entities in the HSBC Group. These include transactions to facilitate third-party transactions with customers, transactions for internal risk management, and other transactions relevant to HSBC Group processes. These transactions and the above outstanding balances arose in the ordinary course of business and on substantially the same terms, including interest rates and security, as for comparable transactions with third-party counterparties.